Leases (Tables)	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Summary of ROU Assets
The changes in ROU assets for the fiscal years ended March 31, 2023 and 2024 are as follows:

	Yen in millions
	Land	Buildings	Machinery and equipment	Total
Balance as of April 1, 2022:
Carrying amount	17,800	375,268	20,362	413,430

Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities	1,533	90,395	36,604	128,532
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(3,323)	(10,654)	(214)	(14,191)
Depreciation	(1,171)	(77,368)	(7,808)	(86,347)
Other	399	35,422	818	36,639

Total changes	(2,562)	37,795	29,400	64,633

Balance as of March 31, 2023:
Carrying amount	15,238	413,063	49,762	478,063

Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities	177	73,038	25,179	98,394
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(74)	(10,396)	(467)	(10,937)
Depreciation	(1,169)	(82,576)	(11,097)	(94,842)
Other	643	31,379	695	32,717

Total changes	(423)	11,445	14,310	25,332

Balance as of March 31, 2024:
Carrying amount	14,815	424,508	64,072	503,395

Summary of Lease Expenses
(2)	Income, expenses, and cash flows (except for depreciation) arising from lease contracts as a lessee and lessor are as follows:

	Yen in millions
	Fiscal year ended March 31
	2022	2023	2024
Interest expenses on lease liabilities	8,223	10,382	12,833
Expenses related to short-term leases accounted for applying an exemption	19,764	36,807	20,798
Income from subleases	(2,256)	(1,784)	(1,589)
Net cash outflows for leases	83,546	89,681	100,438